Investment Strategy - Invenomic Fund	Mar. 02, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund invests primarily in both long and short positions in equity securities principally traded in United States markets. Under normal market conditions, the Adviser seeks to be fully invested in the long portfolio (greater than 80%), while allowing the size of the short portfolio to fluctuate based on the market opportunity.

The long positions are identified by the Fund’s adviser, Invenomic Capital Management, LP (the “Adviser”) as securities that are both undervalued and timely, where the Adviser believes that the return potential compensates for the risk involved. The short positions are identified as securities that the Adviser believes are overvalued and that the price of the security will fall, delivering both a positive return for the Fund while simultaneously reducing the overall risk of the portfolio. The Adviser evaluates long and short positions on multiple characteristics to determine inclusion in the overall portfolio. The Adviser establishes price targets for each position, which are updated frequently. The Adviser monitors these positions and will seek to sell or cover a position when it believes that the security no longer has an attractive risk/return profile. The Adviser will maintain a diversified orientation and seek to construct a portfolio that has less volatility than the U.S. equity markets in general. Further, under normal circumstances, it is expected that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets. The dollar amount of short sales at any one time (not including short sales against the box) may not exceed 100% of the net assets of the Fund, and it is expected that normally the dollar amount of such sales will not exceed 95% of the net assets of the Fund.

The Fund may invest in equity securities of any type and across all market capitalizations. Equity securities in which the Fund may invest may include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts, limited partnership interests, shares of other investment companies, including exchange-traded funds, and real estate investment trusts (“REITs”). The Fund may invest, from time to time, a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations. The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States, either directly or through American Depositary Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or International Depositary Receipts (“IDRs”). The Fund may also invest up to 35% of its total assets directly in equity securities of foreign issuers that are traded outside of the United States. In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

The Fund may invest in securities of companies operating less than three years (“unseasoned issuers”) and in initial public offerings (“IPO”) of securities.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations. High yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade. The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may achieve certain investment exposures, including short positions, through derivative transactions, including options on securities and options on indices. The Fund may use derivatives to enhance total return or to hedge against fluctuations in securities prices and currency exchange rates. When the Fund enters into derivative transactions, it may be required to segregate assets, or enter into offsetting positions, in accordance with applicable regulations.